Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	₩ 8,940	₩ 3,100
Demand deposits and checking accounts	2,310,431	2,344,259
Time deposits	947,904	1,108,111
Other cash equivalents	1,507,891	1,299,174
Cash and cash equivalents	₩ 4,775,166	₩ 4,754,644